ORGANIZATION, BUSINESS AND PRINCIPLES OF CONSOLIDATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BUSINESS AND PRINCIPLES OF CONSOLIDATION

NOTE 1— ORGANIZATION, BUSINESS AND PRINCIPLES OF CONSOLIDATION

First Choice Healthcare Solutions, Inc. (“FCHS,” “the Company,” “we,” “our” or “us”) is actively engaged in implementing a defined growth strategy aimed at building a network of localized, integrated healthcare services platforms, comprised of nurse practitioner driven primary care clinics providing services including family primary care, anti-aging, dermatology, weight loss, hormone replacement therapy, functional and genetic testing, nutritional counseling, as well as behavioral health.

The audited condensed consolidated financial statements of First Choice Healthcare Solutions, Inc., a Delaware corporation, since February 13, 2012, include the accounts of the Company and its direct and indirect wholly owned subsidiaries: FCID Medical, Inc. (“FCID Medical”) is the subsidiary under which we own and operate First Choice Medical Group of Brevard, LLC, (“FCMG”), our original medical services practice.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and disclosures required by U.S. GAAP for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of March 31, 2025 and for the three months ended March 31, 2025 and 2024. The results of operations for the three months ended March 31, 2025 are not necessarily indicative of the operating results for the full year ending December 31, 2025 or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related disclosures of the Company as of December 31, 2024, and for the year then ended, which were filed with the Securities and Exchange Commission (“SEC”) on Form 10-K on May 13, 2025.

NOTE 1— ORGANIZATION, BUSINESS AND PRINCIPLES OF CONSOLIDATION

First Choice Healthcare Solutions, Inc. (“FCHS” or the “Company”) was incorporated on December 15, 2011 in the state of Delaware. The consolidated financial statements are those of the Company and its owned subsidiary FCID Medical, Inc. (“FCID Medical”), incorporated on November 5, 2010 in the state of Florida, and its wholly owned subsidiary First Choice Medical Group of Brevard, LLC (“FCMG”), incorporated on September 16, 2011 in the state of Delaware, and The Good Clinic Properties, LLC (“Good Clinic”), the subsidiary under which we have leased clinic facilities.

On June 15, 2020, the Company filed a voluntary petition for relief under Chapter 11 of Title 11 of the United States Code in the Bankruptcy Court for the Middle District of Florida (the “Bankruptcy Court”). The Plan of Affiliated Debtors Pursuant to Chapter 11 of the United States Bankruptcy Code, as amended, modified or supplemented (the “Plan”) was confirmed by the Bankruptcy Court on February 23, 2021 and became effective on April 28, 2022, the date on which the Company emerged from bankruptcy (the “Effective Date”), with a new board of directors and certain new officers (see Note 13).

On July 20, 2023, the Company entered into a definitive purchase agreement to acquire all of the shares of the capital common stock of Pointe Medical Services, Inc., a Florida corporation, Pointe Med Pharmacy, Inc., a Florida corporation, Livewell MD, LLC, a Florida limited liability company, and Livewell Drugstore, LLC, d/b/a TruLife Pharmacy, a Florida limited liability company (collectively “Pointe Med Pharmacy”) for $15,800,000 to be paid in a combination of cash, assumption and/or payoff of debt, stock issuance, earn out, and performance bonus. Minority shareholders of Livewell Drugstore, LLC will be given as consideration a fixed amount of restricted common stock in connection with the stock purchase of Livewell Drugstore, Inc. as is allocated based upon the Seller’s valuation of Livewell Drugstore, LLC multiplied by the minority shareholder ownership percentage.

On January 25, 2024, the Company entered into an asset purchase agreement to acquire all of the physical property (primarily medical equipment, furniture and fixtures) and intangible assets (comprising the goodwill and the trademark ‘The Good Clinic’ registered on April 6, 2021 (Trademark No. 90077963)) of The Good Clinic, Inc. a Minnesota company, which is a primary care clinic concept specializing in providing whole person primary care and wellness, in an all-stock deal for $3,500,000

On May 13, 2024 the Company filed a Form S-1 with the SEC, which was subsequently amended on September 9, 2024, December 30, 2024 and March 11, 2025. The Company is offering up to 2,000,000 common units, based on an assumed public offering price of $5.00 per common unit, for gross proceeds of up to $10.0 million before deduction of placement agent commissions and offering expenses (the “Offering”). Each common unit consists of one common share, one series A warrant to purchase one common share and one series B warrant to purchase one common share.

Simultaneously with the closing of the Offering, the Company will settle certain notes payable and other liabilities, including certain lease obligations, by the issuance of Series C Preferred stock.

The Offering will be made on a reasonable best-efforts basis. As such the Company may not be able to raise $10.0 million. In connection with the Offering the Company intends to uplist to the NYSE. In order to list on the NYSE, the Company must raise at least $10.0 million. If the Company is unable to raise at least $10.0 million, the public offering will not close and the Purchases will not close and the exchange of notes and certain other liabilities will not close.

There can be no assurance that the Company will complete the Offering and the related purchases and settlement of certain liabilities.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024